FAIR VALUE MEASUREMENTS - Measured at Fair Value on Recurring Basis (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	$ 57,075	$ 56,759
Fair Value Measurements Using Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	2,590
Fair Value Measurements Using Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	53,510
Fair Value Measurements Using Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	975
Measured at Fair Value on a Recurring Basis | Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	57,075	56,759
Measured at Fair Value on a Recurring Basis | Fair Value | State, county and municipals
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	33,619	31,848
Measured at Fair Value on a Recurring Basis | Fair Value | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	18,363	18,484
Measured at Fair Value on a Recurring Basis | Fair Value | U.S. Government sponsored enterprises
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	2,503	5,020
Measured at Fair Value on a Recurring Basis | Fair Value | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	2,590	1,407
Measured at Fair Value on a Recurring Basis | Fair Value Measurements Using Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	2,590	1,407
Measured at Fair Value on a Recurring Basis | Fair Value Measurements Using Level 1 | State, county and municipals
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale
Measured at Fair Value on a Recurring Basis | Fair Value Measurements Using Level 1 | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale
Measured at Fair Value on a Recurring Basis | Fair Value Measurements Using Level 1 | U.S. Government sponsored enterprises
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale
Measured at Fair Value on a Recurring Basis | Fair Value Measurements Using Level 1 | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	2,590	1,407
Measured at Fair Value on a Recurring Basis | Fair Value Measurements Using Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	53,510	54,377
Measured at Fair Value on a Recurring Basis | Fair Value Measurements Using Level 2 | State, county and municipals
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	32,644	30,873
Measured at Fair Value on a Recurring Basis | Fair Value Measurements Using Level 2 | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	18,363	18,484
Measured at Fair Value on a Recurring Basis | Fair Value Measurements Using Level 2 | U.S. Government sponsored enterprises
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	2,503	5,020
Measured at Fair Value on a Recurring Basis | Fair Value Measurements Using Level 2 | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale
Measured at Fair Value on a Recurring Basis | Fair Value Measurements Using Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	975	975
Measured at Fair Value on a Recurring Basis | Fair Value Measurements Using Level 3 | State, county and municipals
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	975	975
Measured at Fair Value on a Recurring Basis | Fair Value Measurements Using Level 3 | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale
Measured at Fair Value on a Recurring Basis | Fair Value Measurements Using Level 3 | U.S. Government sponsored enterprises
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale
Measured at Fair Value on a Recurring Basis | Fair Value Measurements Using Level 3 | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale